Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of future lease payments under operating leases

Future lease payments under operating leases as of December 31, 2019 are as follows:

	Operating Leases
	RMB	US$
2020	3,272	470
2021 and thereafter	—	—
Total undiscounted cash flows	3,272	470
Less imputed interest	(192)	(28)
Total lease liabilities balance	3,080	442

Supplemental cash flow information related to operating leases

	For the year ended December 31,
	2019
	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Cash payments for operating leases	1,620	233